Other disclosures	12 Months Ended
Dec. 31, 2022
Other Disclosures
Other disclosures

43.	Other disclosures

a) Guarantees and commitments

The Bank provides a variety of guarantees to its clients to improve their credit standing and allow them to compete the following table summarizes at December 31, 2022, 2021 and 2020 all of the guarantees.

As required, the “maximum potential amount of future payments” represents the notional amounts that could be considered as a loss if there were a total default by the guaranteed parties, without consideration of possible recoveries from collateral held or pledged, or recoveries under recourse provisions. There is no relationship between these amounts and probable losses on these guarantees. In fact, "maximum potential amount of future payments" significantly exceeds inherent losses.

Thousand of reais	2022	2021	2020

Maximum potential amount of future payments

Contingent liabilities
Guarantees and other sureties	54,497,392	49,391,839	45,930,486
Financial guarantees	41,456,445	33,192,559	32,477,336
Performance guarantees	2,167,016	1,167,603	989,979
Financial letters of credit	10,841,284	14,990,887	12,407,888
Other	32,647	40,790	55,283
Other contingent exposures	2,881,565	4,028,516	2,351,530
Documentary Credits	2,881,565	4,028,516	2,351,530
Total Contingent Liabilities	57,378,957	53,420,355	48,282,016

Commitments
Loan commitments drawable by third parties (1)	158,731,264	145,958,258	131,706,433
Total Commitments	158,731,264	145,958,258	131,706,433

Total	216,110,221	199,378,613	179,988,449
(1)	Includes the approved limits and unused overdraft, credit card and others.

The Bank's customers are provided with financial guarantees in commitments with third parties. There is a right to charge customers for the reimbursement of any amount that the Bank has to pay due to these guarantees. In addition, cash on hand or other highly liquid collateral may be maintained for these commitments. These contracts are subject to the same credit assessment performed for loans.

The Bank's expectation is that these guarantees will expire without the need for a cash advance. Therefore, in the normal course of business, the Bank expects that these transactions will have virtually no impact on its liquidity.

Performance guarantees are issued to secure customer commitments, such as contract-specified investments, and supply specified products, core products or maintenance or service guarantees to third parties, completion of projects in accordance with contractual terms, etc. Standby letter of credits include loan payment guarantees, lines of credit, promissory notes and commercial acceptances. The Bank always requires surety to grant this type of financial guarantee. In documentation credits, the Bank acts as a payment mediator between commercial companies located in different countries (import/export operations). In the documentation credit operation, the parties involved deal with the documents instead of dealing with the products to which the documents relate. Normally, the basic products traded are used as collateral for the operation and the Bank can provide some lines of credit. Third party redeemable loan commitments include most credit card facilities and commercial commitments. Credit card lines can be canceled unilaterally by the issuer. Commercial commitments are mostly one-year lines subject to customer disclosure.

The risk criteria for issuing all types of guarantees, standby financial letters of credit and documentation credits and for all signature risks are generally the same as those used for other credit risk products and therefore subject to the same admission and screening standards. Collateral provided on behalf of clients is subject to the same credit quality review process as any other risk product. Regularly, at least once a year, the solvency of customers is checked, as well as the likelihood that these guarantees will be enforced. If there is any doubt about the customer's solvency, provisions are debited from net income, in the amount of inherent losses, even if there is no lawsuit filed against the Bank.

The recording of provisions for non-recovery losses related to guarantees and other sureties (note 9.c) is made under the caption Losses on financial assets (net) in the consolidated statement of income and its calculation is described in note 2.i.

In addition, the liability recognized as deferred income for the premium received for providing these guarantees is being amortized over the life of the related guarantees and amounts to R$307,296 (2021 - R$382,255 and 2020 - R$356,226).

b) Off-balance funds under management

Banco Santander has funds under management, in which it does not have a significant interest, does not act as a "principal" and does not have an equity interest. Based on the contractual relationship that governs the management of such funds, the third parties that hold the equity interest are those that are exposed, or have rights, to variable returns and have the ability to affect these returns through decision-making power. In addition, the Bank acts as a fund manager in the analysis of the remuneration system, which are proportional to the service provided and, therefore, does not indicate that the fund manager acts as a "principal" (Note 2.w).

Funds managed by Banco Santander not recorded on the balance sheet are the following:

Thousand of reais	2022	2021	2020

Funds under management	18,934,221	2,770,684	2,716,477
Managed Funds	265,517,852	192,927,475	191,873,169
Total	284,452,073	195,698,159	194,589,646

c) Third-party securities held in custody

On December 31, 2022, the Bank held third-party debt and securities in custody in the total amount of R$ 48,918,436 (2021 – R$ 37,998,502 - and 2020 – R$ 35,519,498).

d) Residual maturity

The composition, by maturity, of the balances of Financial Assets and Financial Liabilities in the consolidated balance sheet is as follows:

							2022
							Thousand of reais
	On Demand	Up to 3 Months	3 to 12 Months	1 to 3 Years	3 to 5 Years	After 5 Years	Total
Assets:
Cash	21,588,648	414,791	-	-	-	-	22,003,439
Debt instruments	16,743,026	6,128,498	24,066,831	51,980,394	33,416,823	70,577,073	202,912,645
Equity instruments	2,473,827	42,813	116,447	2,429	-	3,256	2,638,772
Loans and amounts due from credit institutions	53,762	542,117	10,740,281	8,723,942	640,701	12,512	20,713,315
Loans and advances to customer	11,271,204	123,503,143	117,101,333	152,555,108	38,944,000	47,255,240	490,630,028
Derivatives	5,815	4,365,403	2,827,973	4,661,329	3,033,806	7,081,498	21,975,824
Balances with the Brazilian Central Bank	96,850,321	30,787,099	-	-	-	-	127,637,420
Total	148,986,603	165,783,864	154,852,865	217,923,202	76,035,330	124,929,579	888,511,443

Liabilities:
Financial liabilities at amortized cost:
Deposits from credit institutions(1)	356,140	95,792,043	236,530	14,468,825	2,902,097	2,323,379	116,079,014
Customer deposits(1)	77,834,830	185,158,988	98,821,185	85,233,350	42,786,508	118,628	489,953,489
Marketable debt securities (1)	2,206,218	12,355,853	32,544,969	44,723,451	10,150,295	5,140,089	107,120,875
Debt Instruments Eligible to Compose Capital	-	6,786,472	875,575	1,358,736	1,526,828	8,990,007	19,537,618
Other financial liabilities	185,609	35,253,913	3,660,383	23,346,129	87,904	59,166	62,593,104
Short positions	-	144,261	3,083,821	4,575,483	5,395,593	8,848,265	22,047,423
Derivatives	-	5,076,938	3,131,463	5,366,782	2,975,559	2,148,583	18,699,325
Total	80,582,797	340,568,468	142,353,926	179,072,756	65,824,784	27,628,117	836,030,848
Difference (assets less liabilities)	68,403,806	(174,784,604)	12,498,939	38,850,446	10,210,546	97,301,462	(52,480,595)

							2021
							Thousand of reais
	On Demand	Up to 3 Months	3 to 12 Months	1 to 3 Years	3 to 5 Years	After 5 Years	Total
Assets:
Cash	15,430,680	1,226,521	-	-	-	-	16,657,201
Debt instruments	1,612,213	119,780,229	20,352,554	5,834,524	38,904,369	38,728,334	225,212,223
Equity instruments	-	-	-	-	-	2,527,504	2,527,504
Loans and amounts due from credit institutions	11,176,922	2,717,359	1,748,733	10,827,639	15,057	203	26,485,913
Loans and advances to customer	70,399,332	82,203,458	84,986,074	152,608,938	31,902,231	42,744,009	464,844,042
Derivatives	-	8,667,809	2,836,098	1,645,538	5,989,792	2,000,686	21,139,923
Balances with the Brazilian Central Bank	69,178,841	15,736,825	-	-	-	-	84,915,666
Total	167,797,988	230,332,201	109,923,459	170,916,639	76,811,449	86,000,736	841,782,472

Liabilities:
Financial liabilities at amortized cost:
Deposits from credit institutions(1)	10,052,363	60,636,478	39,748,331	6,681,493	1,656,909	2,230,335	121,005,909
Customer deposits(1)	86,051,583	79,687,549	56,178,087	163,641,875	83,326,774	75,201	468,961,069
Marketable debt securities(1)	-	28,052,200	5,038,906	35,844,265	9,341,229	760,192	79,036,792
Debt Instruments Eligible to Compose Capital	-	5,552,801	-	14,088,607	-	-	19,641,408
Other financial liabilities	3,935,497	770,492	9,962,122	11,672,615	35,107,790	-	61,448,516
Short positions	-	12,780,559	-	-	-	-	12,780,559
Derivatives	641,571	7,239,697	2,503,888	9,117,265	3,773,251	1,343,309	24,618,981
Total	100,681,014	194,719,776	113,431,334	241,046,120	133,205,953	4,409,037	787,493,234
Difference (assets less liabilities)	67,116,974	35,612,425	(3,507,875)	(70,129,481)	(56,394,504)	81,591,699	54,289,238

							2020
							Thousand of reais
	On Demand	Up to 3 Months	3 to 12 Months	1 to 3 Years	3 to 5 Years	After 5 Years	Total
Assets:
Cash	7,373,662	12,775,063	-	-	-	-	20,148,725
Debt instruments	432,579	13,195,527	33,903,698	64,225,680	70,182,705	48,162,275	230,102,464
Equity instruments	-	-	-	-	-	2,329,361	2,329,361
Loans and amounts due from credit institutions	-	2,777,562	35,728,322	15,155,444	363,135	48,101	54,072,564
Loans and advances to customer	29,385,631	80,281,579	93,750,065	98,550,271	47,160,700	44,639,790	393,768,036
Derivatives	-	14,558,434	1,994,418	4,103,735	1,869,509	3,721,418	26,247,514
Balances with the Brazilian Central Bank	58,777,212	57,354,806	-	-	-	-	116,132,018
Total	95,969,084	180,942,971	165,376,503	182,035,130	119,576,048	98,900,945	842,800,681

Liabilities:
Financial liabilities at amortized cost:
Deposits from credit institutions(1)	-	83,922,876	43,315,412	3,764,159	-	654,516	131,656,962
Customer deposits(1)	85,433,287	139,191,140	121,804,752	62,768,886	36,578,335	37,572	445,813,972
Marketable debt securities(1)	-	8,815,410	18,736,230	28,158,133	747,340	418,401	56,875,514
Debt Instruments Eligible to Compose Capital	-	220,425	-	12,899,235	-	-	13,119,660
Other financial liabilities	23,352	21,858,532	20,730,398	17,203,162	4,787	2,452	59,822,683
Short positions	-	45,807,946	-	-	-	-	45,807,946
Derivatives	-	2,046,924	1,973,701	5,387,607	7,744,145	12,204,455	29,356,832
Total	85,456,639	301,863,252	206,560,493	130,181,182	45,074,607	13,317,396	782,453,569
Difference (assets less liabilities)	10,512,445	(120,920,281)	(41,183,990)	51,853,948	74,501,441	85,583,549	60,347,112
(1)	Includes obligations which may be subject to early payment, being: demand and time deposits, repurchase agreements with clients, LCI and LCA.

e) Equivalent value in Reais of assets and liabilities

The main foreign currency balances in the consolidated financial statements, based on the nature of the related items, are as follows:

Equivalent Value in Thousand of Reais	2022		2021		2020
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities

Cash	10,657,125	-	10,851,016	-	15,835,124	-
Financial ssets/liabilities measured at fair value through profit or loss held for trading	5,895,720	5,376,666	2,587,588	21,784,041	27,012,315	7,867,168
Financial assets measured at fair value through other comprehensive income	17,114,102	-	17,102,273	-	17,062,156	-
Financial assets/liabilities measured at amortized cost	75,695,229	117,277,231	70,283,097	86,184,330	52,002,476	118,142,613
Total	109,362,176	122,653,897	100,823,974	107,968,371	111,912,070	126,009,781

f) Other Obligations

The Banco Santander rents properties, mainly used for branches, based on a standard contract which may be cancelled at its own criterion and includes the right to opt for renewals and adjustment clauses. The leases are classified as operating leases.

The total of the future minimum payments of non-cancellable operating leases is shown below:

	2022	2021	2020

Up to 1 Year	284,945	715,576	670,619
Between 1 to 5 Years	1,044,715	1,420,853	1,607,995
More than 5 Years	224,536	181,417	171,420
Total	1,554,196	2,317,846	2,450,034

Additionally, Banco Santander has contracts with an indefinite term, in the amount of R$700 (2021 - R$801 and 2020 - R$880). Corresponding to the monthly rent of contracts with this characteristic. Lease payments, recognized as expenses in 2022, amounted to R$391,408 (2021 - R$369,482 - R$ and 2020 - R$358,656).

Lease contracts will be readjusted annually, in accordance with current legislation, with the highest percentage in accordance with the General Market Price Index (IGPM) variation. The lessee is assured the right to unilaterally terminate these contracts, at any time, in accordance with contractual clauses and legislation in force.

g) Contingent assets

On December 31, 2022, 2021 and 2020 no contingent assets were recorded.